UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund:  BlackRock World Income Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Canada — 0.3%
Ainsworth Lumber Co. Ltd. (a)(b)		47,014	$180,744
Ainsworth Lumber Co. Ltd. (a)		65,864	253,213

			433,957
United States — 0.2%
NewPage Corp.		2,540	215,900
Total Common Stocks — 0.5%			649,857

Asset-Backed Securities	Par (000)
Denmark — 1.3%
Driver Ten GmbH, Series 10, Class A, 0.38%, 3/21/19 (c)	EUR	251	338,899
Red & Black TME Germany 1 UG, Series 1, Class A, 0.63%, 1/15/23 (c)		68	91,728
SC Germany Auto, Class A (c):
Series 2013-1, 0.51%, 10/12/22		413	558,420
Series 2013-2, 0.61%, 3/12/23		376	508,799

			1,497,846
France — 0.6%
Cars Alliance Funding PLC, Series 2012-F1F, Class A, 1.38%, 9/25/21		65	92,725
Driver France 1 FCT, Series 1, Class B, 0.93%, 10/21/20 (c)(d)		100	135,346
FCT Copernic, Series 2012-1, Class A1, 1.18%, 9/25/29 (c)		200	271,815
Red & Black Auto Lease France, Series 2012-1, Class A, 0.98%, 12/28/21 (c)		150	203,718

			703,604
Italy — 0.7%
Auto ABS Compartiment, Class A:
Series 2007-2, 0.36%, 10/25/20 (c)		16	21,987
Series 2012-2, 2.80%, 4/27/25		406	553,945
Berica PMI Srl, Series 1, Class A1X, 2.63%, 5/31/57 (c)		171	232,159

			808,091
Luxembourg — 0.8%
Bumper 2 SA, Series 2011-2, Class A, 1.38%, 2/23/23 (c)		341	463,704
Red & Black Auto Lease Germany 1 SA, 0.91%, 4/15/24	EUR	400	$539,934

			1,003,638
Asset-Backed Securities	Par (000)		Value
Netherlands — 0.1%
Highway BV, Series 2012-1, Class A, 1.23%, 3/26/24 (c)		72	97,726
United Kingdom — 1.1%
Bumper 2 SA, Series 2012-5 (c):
Class A1, 1.33%, 6/20/22		178	242,217
Class A2, 1.89%, 6/20/22	GBP	178	290,258
E-CARAT 2 PLC, Series 2, Class A, 1.04%, 10/18/21 (c)(d)		158	255,786
Turbo Finance 2 PLC, Series 2012-1:
Class A, 1.89%, 2/20/19 (c)		61	98,736
Class B, 5.50%, 2/20/19		195	328,486
Turbo Finance 3 PLC, Series 3, Class A, 1.09%, 11/20/19 (c)		71	114,860

			1,330,343
United States — 0.4%
Santander Drive Auto Receivables, Series 2012-3, Class A3, 1.08%, 4/15/16	USD	115	115,216
SLM Student Loan Trust (c):
Series 2012-2, Class A, 0.88%, 1/25/29		224	226,168
Series 2012-C, Class A1, 1.27%, 8/15/23 (b)		193	194,090

			535,474
Total Asset-Backed Securities — 5.0%			5,976,722

Corporate Bonds
Australia — 0.5%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		118	120,182
CNOOC Curtis Funding No 1 Property Ltd., 4.50%, 10/03/23 (b)(d)		420	423,230

			543,412
Brazil — 1.6%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)		259	265,475
Petrobras International Finance Co., 3.88%, 1/27/16		1,610	1,661,180

			1,926,655

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Denmark — 1.1%
Realkredit Danmark A/S, Series 10T, 2.00%, 1/01/14	DKK	6,940	$1,264,274
France — 1.9%
BNP Paribas SA, 3.00%, 12/20/14 (c)	USD	975	1,005,131
Electricite de France SA (c)(e):
4.25%	EUR	300	409,500
6.00%	GBP	500	814,712

			2,229,343
India — 0.5%
NTPC Ltd., 4.75%, 10/03/22	USD	380	347,723
Power Grid Corp. of India Ltd., 3.88%, 1/17/23		280	235,032

			582,755
Ireland — 0.9%
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd., 6.38%, 9/01/24 (c)		200	203,500
Aquarius and Investments PLC for Zurich Insurance Co. Ltd, 4.25%, 10/02/43 (c)	EUR	130	173,266
Sibur Securities Ltd., 3.91%, 1/31/18	USD	690	655,500

			1,032,266
Italy — 0.9%
Assicurazioni Generali SpA, 7.75%, 12/12/42 (c)	EUR	100	146,108
Davide Campari-Milano SpA:
5.38%, 10/14/16		150	219,563
4.50%, 10/25/19		330	470,553
Enel SpA, 8.75%, 9/24/73 (b)(c)	USD	200	203,520

			1,039,744
Kazakhstan — 0.8%
KazMunayGas National Co. JSC, 7.00%, 5/05/20 (b)		800	902,000
Luxembourg — 2.7%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	120	162,592
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18		510	670,117
Gazprom OAO Via Gaz Capital SA, 8.13%, 7/31/14	USD	510	539,223
GELF Bond Issuer I SA, 3.13%, 4/03/18	EUR	470	647,776
HeidelbergCement Finance Luxembourg SA, 7.50%, 10/31/14		300	431,424

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
Russian Agricultural Bank OJSC Via RSHB Capital SA, 9.00%, 6/11/14	USD	770	$808,346

			3,259,478
Netherlands — 2.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
11.00% (b)(c)(e)		400	520,000
3.88%, 2/08/22		80	80,098
Generali Finance BV (c)(e):
5.32%	EUR	450	573,778
5.48%		200	251,630
HeidelbergCement Finance BV, 8.00%, 1/31/17		130	204,907
ING Bank NV, 2.00%, 8/28/20		320	439,904
Swiss Reinsurance Co. via ELM BV, 5.25% (c)(e)		250	347,513
Volkswagen International Finance NV, 3.88% (c)(e)		400	543,413

			2,961,243
Norway — 0.2%
DNB Bank ASA, 3.00%, 9/26/23 (c)		180	243,051
Saudi Arabia — 0.4%
Dar Al-Arkan Sukuk Co. Ltd., 5.75%, 5/24/18	USD	510	489,600
Singapore — 0.2%
SP PowerAssets Ltd., 2.70%, 9/14/22		260	241,907
South Korea — 0.6%
The Korea Development Bank, 1.50%, 5/30/18	EUR	375	500,318
POSCO, 5.25%, 4/14/21 (b)	USD	200	217,916

			718,234
Spain — 0.2%
Caja Rural de Navarra, 2.88%, 6/11/18		200	269,109
Switzerland — 0.7%
Credit Suisse AG, 6.50%, 8/08/23		300	303,750
UBS AG:
5.88%, 12/20/17		291	335,965
4.75%, 5/22/23 (c)		265	253,737

			893,452
United Arab Emirates — 0.9%
Emirates Airline, 4.50%, 2/06/25		1,215	1,087,425

2	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United Kingdom — 3.4%
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	505	$837,983
Fidelity International Ltd., 7.13%, 2/13/24		200	359,149
GKN Holdings PLC, 5.38%, 9/19/22		100	167,660
Legal & General Group PLC, 5.88% (c)(e)		470	798,928
Lloyds TSB Bank PLC, 9.88%, 12/16/21 (c)	USD	345	410,549
NGG Finance PLC, 4.25%, 6/18/76 (c)	EUR	460	615,155
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (b)	USD	800	907,632

			4,097,056
United States — 10.8%
AIG Life Holdings, Inc., 7.57%, 12/01/45 (b)		100	111,500
Altria Group, Inc., 9.95%, 11/10/38		125	186,598
Bank of America Corp., 5.63%, 7/01/20		200	224,084
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 6/17/14	GBP	300	497,746
CIT Group, Inc., 4.75%, 2/15/15 (b)	USD	420	434,700
CONSOL Energy, Inc., 8.25%, 4/01/20		350	375,375
Copano Energy LLC, 7.13%, 4/01/21		172	196,939
COX Communications, Inc., 8.38%, 3/01/39 (b)		410	486,326
Delphi Corp., 5.00%, 2/15/23		895	924,088
DIRECTV Holdings LLC, 5.15%, 3/15/42		250	212,697
DISH DBS Corp.:
7.00%, 10/01/13		345	345,000
6.63%, 10/01/14		230	241,500
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		700	891,217
Ford Motor Credit Co. LLC, 12.00%, 5/15/15		100	116,821
General Motors Co., 6.25%, 10/02/43 (b)		179	176,315
The Goldman Sachs Group, Inc., 6.15%, 4/01/18		120	137,250
JPMorgan Chase & Co.:
1.88%, 3/20/15		325	330,100
1.14%, 1/25/18 (c)		1,290	1,298,195
4.50%, 1/24/22		55	57,371
Corporate Bonds	Par (000)		Value
United States (concluded)
Lincoln National Corp., 6.25%, 2/15/20	USD	585	$680,524
MetLife, Inc., 6.75%, 6/01/16		549	629,119
Morgan Stanley, 3.75%, 9/21/17	EUR	150	216,908
Mylan, Inc., 6.00%, 11/15/18 (b)	USD	430	463,472
NewPage Corp., 11.38%, 12/31/14 (a)(f)		586	—
Prudential Financial, Inc., 3.88%, 1/14/15		300	311,826
QVC, Inc.:
5.13%, 7/02/22		86	84,554
5.95%, 3/15/43		170	147,441
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		640	643,200
SLM Corp., 3.88%, 9/10/15		93	94,860
Verizon Communications, Inc.:
4.50%, 9/15/20		546	580,652
5.15%, 9/15/23		788	844,567
6.55%, 9/15/43		413	466,251
Wells Fargo & Co.:
4.60%, 4/01/21		60	65,153
Series K, 7.98% (c)(e)		110	121,000
WM Covered Bond Program, 4.38%, 9/16/14	EUR	210	290,911

			12,884,260
Total Corporate Bonds — 30.8%			36,665,264

Foreign Agency Obligations
Australia — 6.7%
Australia Government Bond:
5.75%, 5/15/21	AUD	1,105	1,175,381
5.75%, 7/15/22		120	128,528
4.75%, 4/21/27		450	444,901
Commonwealth Bank of Australia, 5.75%, 12/17/13		500	469,281
New South Wales Treasury Corp., Series C1B1, 2.75%, 11/20/25		3,640	4,189,237
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17		1,595	1,632,219

			8,039,547
Belgium — 1.6%
European Union, 2.50%, 12/04/15	EUR	1,350	1,913,410
Brazil — 0.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 (b)	USD	352	352,000

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Canada — 1.2%
Canadian Government Bond, 4.00%, 6/01/41	CAD	325	$369,315
Province of Quebec Canada, 4.25%, 12/01/43		1,100	1,076,100

			1,445,415
Finland — 0.8%
Nordic Investment Bank, 6.00%, 8/20/14	AUD	950	911,577
France — 1.4%
France Treasury Bill, 0.00%, 10/17/13	EUR	500	676,412
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)	USD	955	972,286

			1,648,698
Germany — 2.4%
Bundesobligation, 0.25%, 4/13/18	EUR	940	1,247,607
Bundesrepublik Deutschland:
3.50%, 7/04/19		275	426,555
4.25%, 7/04/39		350	620,504
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	522,567

			2,817,233
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia, 6.13%, 3/15/19 (b)	USD	201	209,543
Ireland — 2.2%
Ireland Government Bonds, 5.40%, 3/13/25	EUR	1,775	2,629,568
Italy — 3.7%
Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23		3,250	4,427,541
Portugal — 1.6%
Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24 (b)		1,560	1,901,513
Slovenia — 2.7%
Slovenia Government Bonds:
4.38%, 4/02/14		435	591,238
2.75%, 3/17/15		330	440,882
Slovenia Government International Bonds, 5.85%, 5/10/23	USD	960	912,000
Slovenia Ministry of Finance Treasury Bills, 3.68%, 10/16/14 (g)	EUR	960	1,250,034

			3,194,154
Foreign Agency Obligations	Par (000)		Value
South Korea — 4.0%
Inflation Linked Korea Treasury Bond, 2.75%, 3/10/17	KRW	1,822,240	$1,773,776
Korea Treasury Bonds, 5.00%, 9/10/14		3,203,000	3,044,185

			4,817,961
Spain — 4.7%
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	400	393,068
Spain Government Bonds:
2.75%, 3/31/15	EUR	1,500	2,065,600
4.25%, 10/31/16		190	271,397
5.50%, 7/30/17		296	441,429
4.10%, 7/30/18		715	1,016,475
4.60%, 7/30/19		770	1,108,382
4.70%, 7/30/41		200	256,265

			5,552,616
Total Foreign Agency Obligations — 33.5%			39,860,776

Municipal Bonds
United States — 0.9%
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		90	85,937
State of California, GO, Various Purpose, Series 3, 5.95%, 4/01/16		850	953,513

Total Municipal Bonds — 0.9%			1,039,450

Non-Agency Mortgage-Backed Securities
Ireland — 0.5%
German Residential Funding PLC, Series 2013-1, Class D, 3.72%, 8/27/24 (c)		150	204,594
Talisman Finance Ltd., Series 7, Class A, 0.43%, 4/22/17 (c)		284	377,881

			582,475
Netherlands — 0.1%
Storm BV, Series 2013-4, Class A1, 0.70%, 10/22/53 (c)		100	135,298
United Kingdom — 0.8%
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.96%, 5/17/60 (b)(c)	USD	289	294,549

4	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)			Value
United Kingdom (concluded)
Gosforth Funding 2012-2 PLC, Series 2012-2, Class A1A, 0.98%, 11/18/49 (c)	GBP	170		$274,697
London & Regional Debt Securitisation No 1 PLC, Series 1, Class A, 4.77%, 10/15/17 (c)	GBP	127		207,068
Taurus PLC, Series 2013-GMF1, Class D, 2.98%, 5/21/24 (c)	EUR	136		182,150

				958,464
United States — 0.1%
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.87%, 1/25/35 (c)	USD	122		119,054
Total Non-Agency Mortgage-Backed Securities — 1.5%				1,795,291

US Treasury Obligations
United States — 19.4%
US Treasury Notes:
0.25%, 5/31/15		11,585		11,582,741
0.38%, 6/30/15		3,720		3,726,250
1.00%, 5/31/18		6,225		6,145,245
1.38%, 7/31/18		1,200		1,202,156
2.00%, 2/15/23		403		383,826
Total US Treasury Obligations — 19.4%				23,040,218

Other Interests (h)	Beneficial Interest (000)
United States — 0.2%
Adelphia Preferred Escrow		575		6
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $240,152) (i)		—	(j)	296,750
Total Other Interests — 0.2%				296,756
Warrants (k)	Shares			Value
United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)		14,085		—
Venezuela — 0.1%
Venezuela Oil Obligations (Expires 4/15/20)		3,000		$75,000
Total Warrants — 0.1%				75,000
Total Long-Term Investments (Cost — $105,841,484) — 91.9%				109,399,334

Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.02% (l)(m)		3,562,723		3,562,723
Total Short-Term Securities (Cost — $3,562,723) — 3.0%				3,562,723
Total Investments (Cost — $109,404,207*) — 94.9%				112,962,057
Other Assets Less Liabilities — 5.1%				6,102,063

Net Assets — 100.0%				$119,064,120

* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost				$109,749,266

Gross unrealized appreciation				$5,372,113
Gross unrealized depreciation				(2,159,322)

Net unrealized appreciation				$3,212,791

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Banque Nationale du Canada	$135,346	$4,156
LLOYDS Bank PLC	$255,786	$1,067
UBS Securities LLC	$423,230	$3,231

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Restricted security as to resale. As of report date, the Fund held 0.25% of its net assets, with a current value of $296,750 and an original cost of $240,152 in these securities.

(j)	Amount is less than $500.

(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,224,702	(661,979)	3,562,723	$1,625

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	Euro
	EURIBOR	Euro Interbank Offered Rate
	GBP	British Pound
	GO	General Obligation Bonds
	HUF	Hungarian Forint
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	South Korean Won
	MXN	Mexican New Peso
	PHP	Philippine Peso
	PLN	Polish Zloty
	RB	Revenue Bonds
	RUB	Russian Rouble
	USD	US Dollar
	ZAR	South African Rand

6	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(20)	3-Year Australian Treasury Bonds	Australian Securities Exchange	December 2013	USD	2,033,087	$(14,008)
(68)	10-Year Australian Treasury Bonds	Australian Securities Exchange	December 2013	USD	7,461,155	(164,969)
(30)	10-Year Canadian Government Treasury Bonds	Montreal	December 2013	USD	3,775,739	(41,130)
(1)	10-Year Japanese Government Treasury Bonds	Tokyo Stock Exchange	December 2013	USD	1,466,199	(8,041)
(17)	2-Year US Treasury Notes	Chicago Board of Trade	December 2013	USD	3,744,516	(8,948)
(7)	5-Year US Treasury Notes	Chicago Board of Trade	December 2013	USD	847,328	(13,734)
(289)	10-Year US Treasury Notes	Chicago Board of Trade	December 2013	USD	36,526,891	(842,975)
(24)	30-Year US Treasury Bonds	Chicago Board of Trade	December 2013	USD	3,201,000	(55,725)
(45)	German Euro BOBL Futures	Eurex	December 2013	USD	7,575,692	(83,416)
(55)	German Euro Bund Futures	Eurex	December 2013	USD	10,454,152	(121,443)
7	German Euro Buxl Futures	Eurex	December 2013	USD	1,188,479	11,410
(81)	German Euro Schatz Futures	Eurex	December 2013	USD	12,097,730	(27,492)
(49)	Long Gilt Bond Future	NYSE LIFFE	December 2013	USD	8,751,261	(83,353)
(42)	Ultra Long US Treasury Bonds	Chicago Board of Trade	December 2013	USD	5,967,937	(98,938)
(28)	90-Day Australian Treasury Bills	Australian Securities Exchange	June 2014	USD	25,960,535	4,655
28	90-Day Australian Treasury Bills	Australian Securities Exchange	December 2014	USD	25,938,923	(6,652)

Total						$(1,554,759)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,774,764	HUF	535,420,000	Bank of America N.A.	10/09/13	$(33,238)
HUF	164,596,500	PLN	2,315,000	Deutsche Bank AG	10/09/13	7,332
HUF	565,591,000	EUR	1,896,015	Credit Suisse International	10/09/13	6,373
HUF	274,675,500	PLN	3,875,000	Deutsche Bank AG	10/09/13	8,468
JPY	41,492,178	USD	420,000	Deutsche Bank AG	10/09/13	2,135
PLN	3,343,410	USD	1,050,000	Deutsche Bank AG	10/09/13	20,181
PLN	8,086,000	EUR	1,897,947	Deutsche Bank AG	10/09/13	20,538
USD	1,165,000	PLN	3,707,286	Citibank N.A.	10/09/13	(21,653)
USD	480,000	PLN	1,525,124	Citibank N.A.	10/09/13	(8,172)
JPY	28,764,000	USD	288,807	Deutsche Bank AG	10/10/13	3,835
CHF	607,037	EUR	490,000	Credit Suisse International	10/17/13	8,400
CHF	600,435	EUR	485,000	UBS AG	10/17/13	7,864
CHF	291,353	EUR	235,000	Deutsche Bank AG	10/17/13	4,276
EUR	455,000	CHF	560,310	UBS AG	10/17/13	(4,077)
EUR	450,000	CHF	554,274	UBS AG	10/17/13	(4,166)
EUR	440,000	CHF	541,738	Citibank N.A.	10/17/13	(3,832)
EUR	445,000	CHF	544,907	Deutsche Bank AG	10/17/13	(572)
EUR	3,635,405	CHF	4,481,582	Deutsche Bank AG	10/17/13	(37,840)
GBP	1,885,000	USD	3,025,363	Deutsche Bank AG	10/22/13	25,786
GBP	1,880,000	USD	3,007,060	UBS AG	10/22/13	35,995
USD	2,639,536	HUF	606,630,000	Barclays Bank PLC	10/22/13	(115,897)
USD	1,208,178	DKK	7,044,399	Deutsche Bank AG	10/22/13	(69,818)
USD	1,931,106	ZAR	19,666,000	JPMorgan Chase Bank N.A.	10/22/13	(22,015)
USD	4,793,948	GBP	3,179,000	Deutsche Bank AG	10/22/13	(351,729)
USD	9,394,792	AUD	10,313,000	UBS AG	10/22/13	(213,571)

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,669,591	CAD	2,778,000	JPMorgan Chase Bank N.A.	10/22/13	$(25,983)
USD	237,885	CAD	246,000	Citibank N.A.	10/22/13	(815)
USD	406,917	GBP	260,000	Barclays Bank PLC	10/22/13	(13,931)
USD	912,351	ZAR	9,490,000	Barclays Bank PLC	10/22/13	(30,144)
ZAR	2,719,000	USD	275,650	Deutsche Bank AG	10/22/13	(5,613)
KRW	1,274,216,250	USD	1,132,637	BNP Paribas Securities Corp.	10/23/13	50,744
MXN	11,450,000	USD	904,401	BNP Paribas Securities Corp.	10/23/13	(31,195)
NZD	770,000	USD	609,878	BNP Paribas Securities Corp.	10/23/13	28,734
PHP	71,016,100	USD	1,640,474	Deutsche Bank Securities, Inc.	10/23/13	(6,627)
RUB	42,130,300	USD	1,281,433	BNP Paribas Securities Corp.	10/23/13	14,256
USD	601,011	NZD	760,000	BNP Paribas Securities Corp.	10/23/13	(29,307)
USD	425,000	MXN	5,596,188	Citibank N.A.	10/23/13	(1,779)
USD	545,000	KRW	612,416,500	Deutsche Bank Securities, Inc.	10/23/13	(23,759)
USD	790,000	PHP	34,740,250	Deutsche Bank Securities, Inc.	10/23/13	(9,259)
USD	620,000	RUB	20,683,200	UBS AG	10/23/13	(16,098)
USD	1,100,000	ZAR	11,499,400	UBS AG	10/23/13	(41,895)
USD	420,000	MXN	5,599,440	JPMorgan Chase Bank N.A.	10/23/13	(7,027)
USD	545,000	KRW	614,215,000	Deutsche Bank Securities, Inc.	10/23/13	(25,429)
USD	785,000	PHP	34,728,400	Deutsche Bank Securities, Inc.	10/23/13	(13,986)
USD	620,000	RUB	20,794,800	UBS AG	10/23/13	(19,530)
ZAR	26,437,000	USD	2,644,540	Barclays Bank PLC	10/23/13	(19,335)
ZAR	12,057,000	USD	1,204,770	Citibank N.A.	10/23/13	(7,505)
USD	24,157,059	EUR	17,870,000	UBS AG	10/24/13	(19,689)
USD	343,808	EUR	255,000	Barclays Bank PLC	10/24/13	(1,188)
INR	108,264,200	USD	1,728,632	BNP Paribas Securities Corp.	11/07/13	(20,571)
USD	1,720,019	INR	107,312,000	Citibank N.A.	11/07/13	26,981
CAD	558,526	GBP	350,000	Barclays Bank PLC	11/12/13	(24,764)
GBP	375,000	CAD	622,634	Deutsche Bank AG	11/12/13	3,050
GBP	1,475,000	USD	2,373,389	Deutsche Bank AG	11/12/13	13,736
USD	5,067,464	KRW	5,676,827,000	Deutsche Bank Securities, Inc.	11/13/13	(195,871)
USD	5,877,380	EUR	4,390,000	Citibank N.A.	11/20/13	(62,392)
USD	587,496	AUD	640,000	UBS AG	12/17/13	(6,625)

Total						$(1,258,213)

•	Over-the-counter credit default swaps– buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Exel on Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/18	USD	630	$(11,939)	$7,618	$(4,321)
Pernod Ricard SA	1.00%	Citibank N.A.	3/20/18	EUR	780	(9,794)	(1,101)	(10,895)
FirstEnergy Corp	1.00%	Deutsche Bank AG	3/20/18	USD	480	8,430	(5,470)	2,960
Deutsche Telekom AG	1.00%	Deutsche Bank AG	6/20/18	EUR	450	(10,535)	1,981	(8,554)
Lafarge SA	1.00%	Deutsche Bank AG	6/20/18	EUR	140	10,944	(9,578)	1,366
Lafarge SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	530	41,430	(33,166)	8,264
Compagnie de Saint Gobain SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	730	12,746	(21,537)	(8,791)

8	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Over-the-counter credit default swaps– buy protection outstanding as of September 30, 2013 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Clariant AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	730	$8,088	$(22,347)	$(14,259)
Oamler AG	1.00%	JPMorgan Chase Bank N.A.	9/20/18	EUR	100	(2,119)	855	(1,264)
Daimler AG	1.00%	Citibank N.A.	9/20/18	EUR	100	(2,119)	492	(1,627)
Daimler AG	1.00%	Goldman Sachs & Co.	9/20/18	EUR	100	(2,119)	492	(1,627)
Daimler AG	1.00%	Goldman Sachs & Co.	9/20/18	EUR	100	(2,119)	792	(1,327)

Total						$40,894	$(80,969)	$(40,075)

•	Over-the-counter credit default swaps– sold protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade Index Series 19, Version 1	1.00%	Deutsche Bank AG	12/20/17	BBB+	USD	640	$10,136	$(5,471)	$4,665
Solvay SA	1.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB+	EUR	510	3,157	4,187	7,344
GDF Suez	1.00%	Citibank N.A.	3/20/18	A	EUR	780	15,291	2,199	17,490
France Telecom SA	1.00%	Deutsche Bank AG	6/20/18	BBB+	EUR	450	2,016	7,022	9,038
Arcelormittal	1.00%	Deutsche Bank AG	6/20/18	BB+	EUR	100	(13,703)	14,466	763
Arcelormittal	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BB+	EUR	380	(52,073)	53,375	1,302
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse Securities (USA) LLC	6/20/18	BB	USD	510	(2,099)	9,485	7,386
Host Hotels & Resorts, Inc.	1.00%	Credit Suisse Securities (USA) LLC	6/20/18	BB	USD	260	(1,070)	5,061	3,991
Vodafone Group PLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	A-	EUR	100	2,239	(855)	1,384
Vodafone Group PLC	1.00%	Goldman Sachs International	9/20/18	A-	EUR	100	2,239	(853)	1,386
Vodafone Group PLC	1.00%	Goldman Sachs International	9/20/18	A-	EUR	100	2,239	(554)	1,685
Vodafone Group PLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	A-	EUR	100	2,239	(553)	1,686
FirstEnergy Corp.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB-	USD	315	(9,028)	9,877	849

Total							$38,418	$97,386	$58,969

[1]	Using Standard and Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
0.90%	6-Month EURIBOR	Deutsche Bank AG	N/A	11/30/17	EUR	2,280	$(16,495)	—	$(16,495)
0.88%	6-Month EURIBOR	Citibank N.A.	N/A	1/10/18	EUR	1,140	(12,178)	—	(12,178)

Total							$(28,673)	—	$(28,673)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$253,213	$180,744	$215,900	$649,857
Asset-Backed Securities	—	5,976,722	—	5,976,722
Corporate Bonds	—	36,665,264	—	36,665,264
Foreign Agency Obligations	—	39,860,776	—	39,860,776
Municipal Bonds	—	1,039,450	—	1,039,450
Non-Agency Mortgage-Backed Securities	—	1,795,291	—	1,795,291
US Treasury Obligations	—	23,040,218	—	23,040,218
Other Interests	—	—	296,756	296,756
Warrants	—	75,000	—	75,000
Short-Term Securities	3,562,723	—	—	3,562,723

Total	$3,815,936	$108,633,465	$512,656	$112,962,057

10	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$71,559	—	$71,559
Foreign currency exchange contracts	—	288,684	—	288,684
Interest rate contracts	$16,065	—	—	16,065
Liabilities:
Credit contracts	—	(52,665)	—	(52,665)
Foreign currency exchange contracts	—	(1,546,897)	—	(1,546,897)
Interest rate contracts	(1,570,824)	(28,673)	—	(1,599,497)

Total	$(1,554,759)	$(1,267,992)	—	$(2,822,751)

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,528,998	—	—	$1,528,998
Foreign currency at value	2,052,664	—	—	2,052,664
Liabilities:
Bank overdraft	—	$(117,982)	—	(117,982)

Total	$3,581,662	$(117,982)	—	$3,463,680

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: November 25, 2013